Annual Total Returns - FidelityPuritanK6Fund-PRO - FidelityPuritanK6Fund-PRO - Fidelity Puritan K6 Fund - Fidelity Puritan K6 Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 14, 2019
Annual Return 2020	20.22%
Annual Return 2021	19.11%
Annual Return 2022	(17.11%)
Annual Return 2023	20.30%